Netting Arrangements for Certain Financial Instruments and Securities Financing Activities - Summary of Maturities by Category of Collateral Pledged for Repurchase Agreements and Securities Loaned Transactions (Detail) - USD ($)
$ in Millions
	Dec. 31, 2019	Dec. 31, 2018
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	$ 1,165	$ 2,594
Securities loaned	50	227
Gross amount of recognized liabilities for repurchase agreements and securities loaned	1,215	2,821
Overnight and Continuous [Member]
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	1,165	1,179
Securities loaned	50	227
Gross amount of recognized liabilities for repurchase agreements and securities loaned	1,215	1,406
30-89 Days [Member]
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements		945
Gross amount of recognized liabilities for repurchase agreements and securities loaned		945
Greater than 90 Days [Member]
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements		470
Gross amount of recognized liabilities for repurchase agreements and securities loaned		470
U.S. Treasury and Agencies [Member]
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	289	134
U.S. Treasury and Agencies [Member] | Overnight and Continuous [Member]
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	289	134
Residential Mortgage-Backed Securities [Member] | Agency [Member]
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	266	1,980
Residential Mortgage-Backed Securities [Member] | Overnight and Continuous [Member] | Agency [Member]
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	266	565
Residential Mortgage-Backed Securities [Member] | 30-89 Days [Member] | Agency [Member]
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements		945
Residential Mortgage-Backed Securities [Member] | Greater than 90 Days [Member] | Agency [Member]
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements		470
Corporate Debt Securities [Member]
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	610	480
Securities loaned	50	227
Corporate Debt Securities [Member] | Overnight and Continuous [Member]
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	610	480
Securities loaned	$ 50	$ 227